Related Party Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2019
Balances with related parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of balances and trasactions with related parties

	June 30,	December 31,
	2019	2018
	Unaudited
Assets:

Trade receivables	$-	$13,596
Other account receivables and prepaid expenses	$41	$-
Operating lease right-of-use assets	$4,883	$-

Liabilities:

Trade payables	$157	$81
Other liabilities and accrued expenses	$37	$12
Operating lease liabilities - current	$784	$-
Operating lease liabilities – non-current	$4,316	$-

Transactions with related parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of balances and trasactions with related parties

	Six months ended June 30,
	2019	2018
	Unaudited

Revenues	$-	$7,958

Expenses:
Cost of revenues	$97	$58

Operating expenses:
Research and development, net	$421	$241
Sales and marketing	$72	$131
General and administrative	$89	$115

Capital expenditures	$7	$40